Company Business	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Company Business

Note 1. Company Business

Fomento Económico Mexicano, S.A.B. de C.V. and subsidiaries (“FEMSA,” the Company or the Group), incorporated in 1936, is a public company established as a Sociedad anónima bursátil de capital variable under the Mexican laws leading subsidiaries that are direct and indirect sub-holding companies in businesses in which the Company operates in the beverage industry through Coca-Cola FEMSA; retail industry through FEMSA Comercio Proximity, Fuel and Health Divisions; beer industry through the Heineken investment; transport logistic services industry through Logistics and Distribution, and other businesses.

The following is a description of the Company’s businesses, along with its interest ownership in each reportable segment:

	% Ownership
Business	2021		2020		Activities
Coca-Cola FEMSA, S.A.B. de C.V. and subsidiaries (“Coca-Cola FEMSA”)	47.2% (56.0% of the voting shares)	(1)	47.2% (56.0% of the voting shares)	(1)

Production, distribution and marketing of certain Coca-Cola trademark beverages in Mexico, Guatemala, Nicaragua, Costa Rica, Panama, Colombia, Venezuela, Brazil, Argentina and Uruguay (see Note 4). As of December 31, 2021, The Coca-Cola Company (“TCCC”) indirectly owns 27.8% of Coca-Cola FEMSA’s capital stock. In addition, shares representing 25% of Coca-Cola FEMSA’s capital stock are traded on the Bolsa Mexicana de Valores (Mexican Stock Exchange “BMV”) and the New York Stock Exchange, Inc. (“NYSE”) in the form of American Depositary Shares (“ADS”).

FEMSA Comercio – Proximity Division	100%		100%		Small-box retail chain format operations in Mexico, Colombia, Peru, Chile and Brazil, mainly under the trade name “OXXO.”
FEMSA Comercio – Fuel Division	100%		100%		Retail service stations for fuels, motor oils, lubricants and car care products under the trade name “OXXO Gas” with operations in Mexico.
FEMSA Comercio – Health Division	100%		100%		Drugstores operations in Chile, Colombia and Ecuador, mainly under the trademark “Cruz Verde”, “Fybeca” and “Sana Sana”; and in Mexico under various brands such as “YZA”,” La Moderna” and “Farmacon.”
Logistics and Distribution	Various	(2)	Various	(2)

Transport logistics services, specialized distribution and maintenance to subsidiary companies and third parties; with operations mainly in Mexico, the United States, Brazil, Colombia, among other countries in Latin America.

Heineken investment	14.8%		14.8%		Heineken N.V. and Heineken Holding N.V. shares, which represent an aggregate of 14.8% economic interest in both entities (“Heineken Group”).
Other businesses	100%		100%		Production and distribution companies of chillers, commercial refrigeration equipment, plastic boxes, food processing, preservation and weighing equipment.
(1)	The Company controls Coca-Cola FEMSA’s relevant activities. On January 31, 2019, Coca-Cola FEMSA, S.A.B. de C.V. Extraordinary General Shareholders’ Meeting approved the following: (i) an eight-for-one stock split (the “Stock Split”) of each series of shares of the Company; (ii) the issuance of Series B ordinary shares with full voting rights; and (iii) the creation of units, comprised of 3 Series B shares and 5 Series L shares, to be listed for trading on the Mexican Stock Exchange and in the form of American depositary shares on the New York Stock Exchange.
(2)	On May 15, 2020, the Company completed the acquisition of the specialized distribution business of cleaning products and consumables in the United States, through the controlling interest of NW Synergy, which includes WAXIE Sanitary Supply (“WAXIE”) and North American Corporation (“North American”). Additionally, on December 31, 2020, the Company completed the acquisition of Southeastern Paper Group (“SEPG”). During 2021 the Company acquired other companies increasing its specialized distribution footprint in the United States. See Note 4.1.